Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$80,793,098.11	0.1928236	$63,050,971.13	0.1504796	$17,742,126.98
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$286,123,098.11	0.2227800	$268,380,971.13	0.2089657	$17,742,126.98

Weighted Avg. Coupon (WAC)	3.44%		3.44%
Weighted Avg. Remaining Maturity (WARM)	27.70		26.78
Pool Receivables Balance	$314,568,729.24		$296,165,755.13
Remaining Number of Receivables	35,243		34,347

Adjusted Pool Balance	$305,533,542.91		$287,791,415.93

III. COLLECTIONS

Principal:
Principal Collections	$18,089,859.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$281,905.05
Total Principal Collections	$18,371,764.59

Interest:
Interest Collections	$905,894.25
Late Fees & Other Charges	$49,532.97
Interest on Repurchase Principal	$-
Total Interest Collections	$955,427.22

Collection Account Interest	$6,248.97
Reserve Account Interest	$1,174.96
Servicer Advances	$-

Total Collections	$19,334,615.74

1 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,334,615.74
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,334,615.74

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$262,140.61	$-	$262,140.61	$262,140.61
Collection Account Interest					$6,248.97
Late Fees & Other Charges					$49,532.97
Total due to Servicer					$317,922.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$68,000.86		$68,000.86
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$221,231.28		$221,231.28	$221,231.28

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$18,609,184.83

9. Regular Principal Distribution Amount:					$17,742,126.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,742,126.98
Class A-4 Notes				$-
Class A Notes Total:		$17,742,126.98		$17,742,126.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$17,742,126.98		$17,742,126.98

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					867,057.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,035,186.33
Beginning Period Amount	$9,035,186.33
Current Period Amortization	$660,847.13
Ending Period Required Amount	$8,374,339.20
Ending Period Amount	$8,374,339.20
Next Distribution Date Required Amount	$7,739,547.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.35%	6.74%	6.74%

2 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.33%	33,774	97.60%	$289,068,355.19
30 - 60 Days	1.30%	446	1.87%	$5,529,995.61
61 - 90 Days	0.31%	108	0.46%	$1,357,688.23
91-120 Days	0.06%	19	0.07%	$209,716.10
121 + Days	0.00%	0	0.00%	$-
Total		34,347		$296,165,755.13

Delinquent Receivables 30+ Days Past Due
Current Period	1.67%	573	2.40%	$7,097,399.94
1st Preceding Collection Period	1.64%	578	2.35%	$7,381,869.64
2nd Preceding Collection Period	1.38%	505	1.98%	$6,594,800.26
3rd Preceding Collection Period	1.29%	491	1.85%	$6,530,070.88
Four-Month Average	1.49%		2.14%

Repossession in Current Period		22		$291,720.90
Repossession Inventory		46		$160,170.62

Current Charge-Offs
Gross Principal of Charge-Offs				$313,114.57
Recoveries				$(281,905.05)
Net Loss				$31,209.52

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.12%

Average Pool Balance for Current Period				$305,367,242.19

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.12%
1st Preceding Collection Period				-0.18%
2nd Preceding Collection Period				0.39%
3rd Preceding Collection Period				-0.01%
Four-Month Average				0.08%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	31	1,889	$29,814,524.11
Recoveries	35	1,708	$(17,703,851.76)
Net Loss			$12,110,672.35
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	21	1,612	$12,175,139.86
Average Net Loss for Receivables that have experienced a Net Loss			$7,552.82

Principal Balance of Extensions			$1,225,875.54
Number of Extensions			93

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3